UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Mid Cap II Fund
Class A
Class T
Class B
Class C
Institutional Class

September 30, 2010

1.807739.106

AMP-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.3%
	Shares	Value
CONSUMER DISCRETIONARY - 20.4%
Auto Components - 0.7%
Autoliv, Inc.	30	$ 1,960
Fuel Systems Solutions, Inc. (a)	493,155	19,287,292
Minth Group Ltd.	38,000	75,814
New Focus Auto Tech Holdings Ltd. (a)	2,015,910	597,576
		19,962,642
Automobiles - 0.1%
Geely Automobile Holdings Ltd. (d)	7,485,000	3,714,042
Diversified Consumer Services - 0.4%
Bridgepoint Education, Inc. (a)(d)	693,762	10,725,561
MegaStudy Co. Ltd.	1,778	262,899
Pre-Paid Legal Services, Inc. (a)(d)	18,600	1,162,314
		12,150,774
Hotels, Restaurants & Leisure - 0.8%
Jollibee Food Corp.	200	419
Kappa Create Co. Ltd. (d)	230,350	4,831,736
Little Sheep Group Ltd.	1,776,000	1,201,701
Minor International PCL (For. Reg.) warrants 5/18/13 (a)	46,442	5,516
Sonic Corp. (a)	293,128	2,368,474
Starbucks Corp.	243,600	6,231,288
Starwood Hotels & Resorts Worldwide, Inc.	132,842	6,980,847
TAJ GVK Hotels & Resorts Ltd.	58,333	206,201
		21,826,182
Internet & Catalog Retail - 5.6%
Drugstore.com, Inc. (a)	1,007,961	1,935,285
Netflix, Inc. (a)(d)	985,341	159,782,897
		161,718,182
Leisure Equipment & Products - 3.2%
Hasbro, Inc.	2,052,471	91,355,484
Media - 1.7%
Den Networks Ltd.	1,162,470	6,129,245
Entertainment Network (India) Ltd. (a)	23,177	122,203
Proto Corp.	17,900	756,454
The Walt Disney Co.	1,256,713	41,609,767
Value Line, Inc.	54,703	758,731
		49,376,400
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.1%
Clicks Group Ltd.	117,991	$ 748,214
Golden Eagle Retail Group Ltd. (H Shares)	74,000	209,821
		958,035
Specialty Retail - 7.6%
Advance Auto Parts, Inc.	2,134,032	125,224,998
Hot Topic, Inc.	951,180	5,697,568
Inditex SA	213	16,922
Ross Stores, Inc.	583,954	31,895,567
Sally Beauty Holdings, Inc. (a)(d)	3,306,434	37,032,061
SAZABY, Inc.	184,600	3,081,327
TJX Companies, Inc.	341,964	15,261,853
Tsutsumi Jewelry Co. Ltd.	33,400	835,315
		219,045,611
Textiles, Apparel & Luxury Goods - 0.2%
Columbia Sportswear Co.	1,612	94,205
Daphne International Holdings Ltd.	5,544,000	6,552,195
		6,646,400
TOTAL CONSUMER DISCRETIONARY		586,753,752
CONSUMER STAPLES - 3.2%
Beverages - 0.8%
Molson Coors Brewing Co. Class B	477,231	22,534,848
Food & Staples Retailing - 1.3%
Daikokutenbussan Co. Ltd.	32,400	1,090,401
Heng Tai Consumables Group Ltd.	34,066,730	6,234,664
Kroger Co.	1,142,237	24,740,853
Wal-Mart Stores, Inc.	110,990	5,940,185
		38,006,103
Food Products - 0.9%
Britannia Industries Ltd.	54,840	538,864
Campbell Soup Co.	149,814	5,355,851
Want Want China Holdings Ltd.	22,523,000	20,900,322
		26,795,037
Personal Products - 0.2%
Concern Kalina OJSC sponsored ADR	30,300	596,146
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
Hengan International Group Co. Ltd.	35,500	$ 353,902
USANA Health Sciences, Inc. (a)	130,248	5,256,809
		6,206,857
TOTAL CONSUMER STAPLES		93,542,845
ENERGY - 6.4%
Energy Equipment & Services - 6.3%
Dresser-Rand Group, Inc. (a)	495,462	18,277,593
Ensco International Ltd. ADR	793,001	35,470,935
Helix Energy Solutions Group, Inc. (a)	454,334	5,061,281
Nabors Industries Ltd. (a)	2,105,367	38,022,928
Newpark Resources, Inc. (a)	1,778,891	14,942,684
Noble Corp.	70,600	2,385,574
Parker Drilling Co. (a)	2,682,958	11,670,867
Patterson-UTI Energy, Inc.	3,182,815	54,362,480
Weatherford International Ltd. (a)	13,300	227,430
		180,421,772
Oil, Gas & Consumable Fuels - 0.1%
Marathon Oil Corp.	87,000	2,879,700
Plains Exploration & Production Co. (a)	16,919	451,230
		3,330,930
TOTAL ENERGY		183,752,702
FINANCIALS - 10.8%
Capital Markets - 1.9%
Janus Capital Group, Inc.	2,424,647	26,549,885
Marusan Securities Co. Ltd.	1,177,900	6,061,659
Northern Trust Corp.	319,666	15,420,688
SEI Investments Co.	364,359	7,411,062
		55,443,294
Commercial Banks - 1.3%
Aozora Bank Ltd.	573,000	844,530
Bank of Baroda	206,102	4,189,303
Sumitomo Mitsui Financial Group, Inc.	316,800	9,232,703
The Jammu & Kashmir Bank Ltd.	101	1,825
Union Bank of India	2,661,607	23,711,825
		37,980,186
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 0.2%
CRISIL Ltd.	28,646	$ 3,907,380
ICRA Ltd.	311	8,594
		3,915,974
Insurance - 6.4%
Admiral Group PLC	88,472	2,315,492
CNinsure, Inc. ADR (d)	51,996	1,215,147
Lincoln National Corp.	152,733	3,653,373
Old Republic International Corp.	3,859,786	53,458,036
Presidential Life Corp.	345,741	3,388,262
Progressive Corp.	834,956	17,425,532
Protective Life Corp.	637,783	13,878,158
Reinsurance Group of America, Inc.	1,342,432	64,826,041
The Chubb Corp.	437,181	24,914,945
		185,074,986
Real Estate Management & Development - 1.0%
Goldcrest Co. Ltd.	205,470	3,876,289
Hang Lung Properties Ltd.	449,000	2,193,208
Iguatemi Empresa de Shopping Centers SA	515,700	11,515,823
Kenedix, Inc. (a)	12,484	2,210,294
Songbird Estates PLC:
rights 10/8/10 (a)	235	85
Class B (a)	1,408	3,340
SPG Land (Holdings) Ltd.	690,850	327,662
Wharf Holdings Ltd.	1,231,000	7,916,858
Yanlord Land Group Ltd.	820,000	1,090,923
		29,134,482
TOTAL FINANCIALS		311,548,922
HEALTH CARE - 17.7%
Biotechnology - 3.6%
3SBio, Inc. sponsored ADR (a)	184,299	2,392,201
Abcam PLC	174,300	4,728,812
AMAG Pharmaceuticals, Inc. (a)(d)	246,429	4,241,043
Dendreon Corp. (a)	100	4,118
ImmunoGen, Inc. (a)	70,494	441,997
Myriad Genetics, Inc. (a)	668,033	10,962,422
Nanosphere, Inc. (a)	277,129	1,393,959
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Sangamo Biosciences, Inc. (a)(d)	218,068	$ 747,973
Vertex Pharmaceuticals, Inc. (a)	2,271,173	78,514,451
		103,426,976
Health Care Equipment & Supplies - 3.3%
CareFusion Corp. (a)	33,200	824,688
Edwards Lifesciences Corp. (a)	538,304	36,093,283
Genmark Diagnostics, Inc.	72,600	243,936
Kinetic Concepts, Inc. (a)	697,060	25,498,455
Masimo Corp.	185,273	5,059,806
Nobel Biocare Holding AG (Switzerland)	240,102	4,313,502
Quidel Corp. (a)(d)	305,729	3,359,962
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	3,104,000	8,841,139
Steris Corp.	260,360	8,649,159
ThermoGenesis Corp. (a)	23,930	69,636
Vascular Solutions, Inc. (a)	100,468	1,153,373
		94,106,939
Health Care Providers & Services - 0.7%
IPC The Hospitalist Co., Inc. (a)	93,768	2,561,742
Laboratory Corp. of America Holdings (a)	219,519	17,216,875
Message Co. Ltd.	671	1,597,022
		21,375,639
Health Care Technology - 7.9%
Allscripts-Misys Healthcare Solutions, Inc. (a)	4,318,032	79,754,051
athenahealth, Inc. (a)(d)	1,073,017	35,431,021
Cerner Corp. (a)	1,221,128	102,562,541
Computer Programs & Systems, Inc.	157,115	6,688,386
Quality Systems, Inc.	24,538	1,627,115
		226,063,114
Life Sciences Tools & Services - 1.4%
Albany Molecular Research, Inc. (a)	100	638
Bio-Rad Laboratories, Inc. Class A (a)	312	28,239
QIAGEN NV (a)	631,531	11,203,360
Thermo Fisher Scientific, Inc. (a)	612,573	29,329,995
		40,562,232
Pharmaceuticals - 0.8%
Ardea Biosciences, Inc. (a)	88,491	2,035,293
Aspen Pharmacare Holdings Ltd.	746,900	10,072,681
Cadila Healthcare Ltd.	91,202	1,341,933
China Pharma Holdings, Inc. (a)	9,700	24,735
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Cipla Ltd.	18,348	$ 132,701
Piramal Healthcare Ltd.	877,542	9,834,692
		23,442,035
TOTAL HEALTH CARE		508,976,935
INDUSTRIALS - 3.6%
Building Products - 0.1%
Blue Star Ltd.	328,890	3,580,747
Commercial Services & Supplies - 0.1%
Blue Label Telecoms Ltd.	833,600	753,448
Cintas Corp.	69,926	1,926,461
R.R. Donnelley & Sons Co.	19,481	330,398
Taiwan Secom Co.	1,000	1,712
		3,012,019
Construction & Engineering - 0.7%
Fluor Corp.	153,100	7,583,043
Jacobs Engineering Group, Inc. (a)	229,912	8,897,594
MasTec, Inc. (a)	218,483	2,254,745
Raubex Group Ltd.	100	327
		18,735,709
Electrical Equipment - 0.1%
PowerSecure International, Inc. (a)(d)	34,959	323,720
Vestas Wind Systems AS (a)	49,000	1,846,587
		2,170,307
Industrial Conglomerates - 0.2%
Max India Ltd. (a)	1,352,559	5,149,860
Machinery - 1.3%
AGCO Corp. (a)	860,245	33,558,157
Bell Equipment Ltd. (a)	3,076	4,369
EVA Precision Industrial Holdings Ltd.	3,588,000	2,117,933
Nippon Thompson Co. Ltd.	473,000	3,200,533
Uzel Makina Sanayi AS (a)	101,200	1
		38,880,993
Professional Services - 1.1%
Corporate Executive Board Co.	143,554	4,530,564
Equifax, Inc.	121,700	3,797,040
JobStreet Corp. Bhd	661,900	488,859
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Michael Page International PLC	1,922,191	$ 13,914,621
Randstad Holdings NV (a)	177,736	8,075,489
		30,806,573
TOTAL INDUSTRIALS		102,336,208
INFORMATION TECHNOLOGY - 20.5%
Communications Equipment - 1.7%
DG FastChannel, Inc. (a)(d)	325,365	7,076,689
Juniper Networks, Inc. (a)	1,345,724	40,842,723
MIC Electronics Ltd.	470,196	423,039
ZTE Corp. (H Shares)	94,380	375,866
		48,718,317
Computers & Peripherals - 1.5%
Gemalto NV	1,051,361	43,153,277
Lenovo Group Ltd. ADR	2,700	33,170
		43,186,447
Electronic Equipment & Components - 1.1%
Digital China Holdings Ltd. (H Shares)	6,990,000	12,180,023
HLS Systems International Ltd. (a)(d)	39,500	442,005
Ingenico SA	612,159	17,881,682
RadiSys Corp. (a)	6,200	58,404
Trimble Navigation Ltd. (a)	200	7,008
Wasion Group Holdings Ltd.	370,000	283,735
		30,852,857
Internet Software & Services - 7.2%
Constant Contact, Inc. (a)(d)	281,938	6,041,931
eBay, Inc. (a)	7,208,214	175,880,418
INFO Edge India Ltd.	17,140	270,771
Internet Brands, Inc. Class A (a)	354	4,701
LoopNet, Inc. (a)	190	2,250
NHN Corp. (a)	18,049	3,102,482
Support.com, Inc. (a)	118,990	544,974
ValueClick, Inc. (a)	45,031	589,005
VeriSign, Inc. (a)	303,003	9,617,315
WebMD Health Corp. (a)	214,160	10,680,159
		206,734,006
IT Services - 0.0%
Computer Task Group, Inc. (a)	93,797	716,609
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.7%
Xerox Corp.	2,081,162	$ 21,540,027
Semiconductors & Semiconductor Equipment - 3.2%
Aixtron AG	40	1,189
Altera Corp.	1,092,466	32,948,775
Cree, Inc. (a)	2,350	127,582
Kontron AG	1,109,579	9,633,510
PMC-Sierra, Inc. (a)	4,559,624	33,558,833
Richtek Technology Corp.	485,173	3,607,697
Siliconware Precision Industries Co. Ltd. sponsored ADR	1,805,500	9,803,865
Veeco Instruments, Inc. (a)(d)	46,371	1,616,957
		91,298,408
Software - 5.1%
Electronic Arts, Inc. (a)	713,632	11,724,974
Epicor Software Corp. (a)	68,715	597,821
Kingdee International Software Group Co. Ltd.	20,022,000	9,367,168
Longtop Financial Technologies Ltd. ADR (a)(d)	1,279,700	50,356,195
NetSuite, Inc. (a)	54	1,273
NIIT Technologies Ltd.	30,505	138,802
Rovi Corp. (a)	305,607	15,405,649
Shanda Interactive Entertainment Ltd. sponsored ADR (a)(d)	559,774	21,915,152
Solera Holdings, Inc.	249,870	11,034,259
Ubisoft Entertainment SA (a)	2,112,124	23,515,384
VanceInfo Technologies, Inc. ADR (a)(d)	138,000	4,462,920
		148,519,597
TOTAL INFORMATION TECHNOLOGY		591,566,268
MATERIALS - 9.5%
Chemicals - 0.8%
Asian Paints India Ltd.	133	7,947
Sensient Technologies Corp.	501,650	15,295,309
Zoltek Companies, Inc. (a)(d)	660,861	6,423,569
		21,726,825
Metals & Mining - 8.7%
Africa Cellular Towers Ltd. (a)	800	34
Agnico-Eagle Mines Ltd. (Canada)	108,900	7,743,412
Barrick Gold Corp.	278,000	12,849,478
Centerra Gold, Inc.	192,500	3,106,197
Eldorado Gold Corp.	2,777,700	51,355,387
Franco-Nevada Corp.	15,900	500,299
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
IAMGOLD Corp.	1,493,900	$ 26,458,185
Kinross Gold Corp.	2,096,549	39,332,584
Kinross Gold Corp. warrants 9/17/14 (a)	35,453	151,634
Minefinders Corp. Ltd. (a)(d)	540,300	5,278,265
Newcrest Mining Ltd.	1,784,030	68,412,209
Newmont Mining Corp.	467,252	29,348,098
Prakash Industries Ltd. (a)	43,598	160,913
Yamana Gold, Inc.	612,233	6,980,795
		251,677,490
TOTAL MATERIALS		273,404,315
UTILITIES - 0.2%
Independent Power Producers & Energy Traders - 0.2%
Calpine Corp. (a)	346,730	4,316,789
Multi-Utilities - 0.0%
Sempra Energy	12,000	645,600
TOTAL UTILITIES		4,962,389
TOTAL COMMON STOCKS (Cost $2,133,445,278)		2,656,844,336
Nonconvertible Bonds - 0.0%
Principal Amount (c)
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Britannia Industries Ltd. 8.25% 3/22/13 (Cost $189)	INR	10,968	426
Money Market Funds - 10.9%
	Shares	Value
Fidelity Cash Central Fund, 0.25% (e)	211,652,573	$ 211,652,573
Fidelity Securities Lending Cash Central Fund, 0.26% (b)(e)	102,851,750	102,851,750
TOTAL MONEY MARKET FUNDS (Cost $314,504,323)		314,504,323
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $2,447,949,790)		2,971,349,085
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(92,765,661)
NET ASSETS - 100%		$ 2,878,583,424
Currency Abbreviations
INR	-	Indian rupee
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security or a portion of the security is on loan at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 133,490
Fidelity Securities Lending Cash Central Fund	1,689,280
Total	$ 1,822,770
Other Information

The following is a summary of the inputs used, as of September 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 586,753,752	$ 577,248,920	$ 9,504,832	$ -
Consumer Staples	93,542,845	92,452,444	1,090,401	-
Energy	183,752,702	183,752,702	-	-
Financials	311,548,922	261,422,234	50,126,688	-
Health Care	508,976,935	507,379,913	1,597,022	-
Industrials	102,336,208	99,135,674	3,200,533	1
Information Technology	591,566,268	591,566,268	-	-
Materials	273,404,315	273,404,315	-	-
Utilities	4,962,389	4,962,389	-	-
Corporate Bonds	426	-	426	-
Money Market Funds	314,504,323	314,504,323	-	-
Total Investments in Securities:	$ 2,971,349,085	$ 2,905,829,182	$ 65,519,902	$ 1
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 492,958
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(26,378)
Cost of Purchases	19,375
Proceeds of Sales	(485,954)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2010	$ (43,355)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $2,459,237,386. Net unrealized appreciation aggregated $512,111,699, of which $640,391,666 related to appreciated investment securities and $128,279,967 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2010